Equity (Schedule of Share Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Options
Options outstanding at beginning of year	283,117		309,995		334,408
Granted	300,000		19,700		48,750
Exercised
Forfeited	(231,830)		(46,578)		(73,163)
Options outstanding at end of year	351,287		283,117		309,995
Options exercisable at year-end	120,037		245,504		260,829
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 13.40		$ 13.77		$ 15.40
Granted	$ 1.8		$ 7.91		$ 10.64
Forfeited	$ 13.40		$ 13.69		$ 19.20
Options outstanding at end of year			$ 13.40		$ 13.77
Options exercisable at year-end	$ 4.76
Weighted Average Fair Value
Weighted-average fair value of options granted during the year	$ 1.13	[1]	$ 4.76	[1]	$ 6.68	[1]

[1]	The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: 2012 -70%; 2011 - 69%; risk-free interest rate: 2012 - 1.44%; 2011 - 2.21%, and expected life: 2012 - 6.5 years; 2011 - 6.5 years.